Investment Strategy	Sep. 30, 2025
Virtus Duff & Phelps Global Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests globally in infrastructure companies involved in the energy, utility, transportation, and communications industries. Infrastructure companies are believed by the subadviser to exhibit attractive risk/return characteristics, offer moderate-to-high income and moderate growth, and be defensive in nature.

Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States. Under normal market conditions, the fund will invest at least 25% of its assets in securities of U.S. issuers. Although the fund concentrates its investments in infrastructure companies, it may invest up to 20% of its assets in securities of issuers that are not infrastructure companies, including stocks, real estate investment trusts (“REITS”) and similar REIT-like entities, debt obligations, money market securities and money market mutual funds, as well as certain derivative instruments. To the extent the fund purchases non-infrastructure stocks, they may be of issuers of any capitalization. When investing in debt obligations, the fund will invest primarily in investment grade debt obligations, although it may invest in high-yield, high-risk fixed income securities (junk bonds).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the fund invests at least 80% of its assets in dividend paying equity securities of infrastructure companies that are located in three or more countries, one of which will be the United States.
Virtus Duff & Phelps Global Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund provides global exposure to the real estate securities market, focusing on owners and operators with recurring rental income.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities. The fund, under normal market conditions, will hold at least 40% of its assets in non-U.S. issuers, unless market conditions outside of the U.S. are deemed less favorable by the portfolio manager, in which case the fund would invest at least 30% of its assets in securities of non-U.S. issuers. Additionally, the fund normally invests in real estate-related securities of issuers in developed countries; however it may invest up to 20% of its assets in issuers incorporated in emerging market countries. The fund concentrates its assets in the real estate industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in equity securities issued by U.S. and non-U.S companies of any capitalization that are principally engaged in the real estate industry, including common stock, preferred stock and other equity securities issued by real estate companies, such as real estate investment trusts (“REITs”) and similar REIT-like entities.
Virtus Duff & Phelps Real Asset Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its objective by investing its assets in a mix of underlying affiliated and unaffiliated mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) representing a broad universe of real assets. The fund’s subadviser expects that over the long term, a multi-strategy real asset portfolio will mitigate the impact of inflation on the fund’s assets. Real assets are securities whose underlying value is tied to a tangible asset or are linked or correlated to the rate of inflation. Under normal circumstances, the fund will invest at least 80% of its net assets in underlying funds which substantially invest directly and indirectly in real assets. Real assets are broadly defined by the fund and include: global real estate (including real estate investment trusts (“REITs”) and real estate operating companies); natural resources; commodities; global infrastructure (sectors such as utilities, telecommunications and industrials); energy midstream Master Limited Partnerships (“MLPs”), General Partners (“GPs”) and C-corporations that own midstream oil and natural gas assets; floating rate instruments (including loans) and global inflation-linked debt securities. Among the underlying funds in which the fund invests are funds that invest principally in equity securities of issuers of any capitalization, including those of foreign issuers, including emerging markets issuers, and funds that invest principally in debt instruments of any credit quality and maturity designation. Under normal circumstances, the Fund will generally invest in affiliated mutual funds where available to represent the desired asset classes, and unaffiliated mutual funds and/or ETFs to represent the desired asset classes for which affiliated mutual funds are unavailable or deemed not to be appropriate for the Fund. The affiliated mutual funds in which the fund may invest include funds subadvised by the fund’s subadviser, Duff & Phelps Investment Management Co. The Fund’s policy of investing at least 80% of its assets in underlying funds which substantially invest in real assets may be changed only upon 60 days’ written notice to shareholders.

Virtus Duff & Phelps Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund offers exposure to the equity real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The fund concentrates its assets in the real estate industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry.
Virtus KAR Developing Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues capital appreciation in developing markets equities. The fund invests in a select group of developing markets companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of developing markets companies. Developing markets countries include emerging markets and frontier markets. The fund defines an “emerging market” primarily as any of the countries or markets represented in the MSCI Emerging Markets Index, and secondarily as any other country or market classified as an emerging economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations. In limited circumstances, the fund may consider to be an emerging market any country or market with similar emerging characteristics to the countries or markets represented in the MSCI Emerging Markets Index or classified as emerging by a supranational organization. The fund defines a “frontier market” primarily as any of the countries or markets represented in the MSCI Frontier Markets Index, and in limited circumstances the fund may consider to be a frontier market any other country or market with similar frontier market characteristics to those countries or markets represented in the MSCI Emerging Markets Index.

The fund intends to invest in various types of issuers and industries, and in a number of different countries. In determining whether an issuer is economically tied to a developing market, the subadviser primarily considers: (i) whether at least 50% of the issuer’s revenues or profits are attributable to goods produced or sold, investments made, or services performed in, a developing market; (ii) whether the issuer has at least 50% of its assets in a developing market; and (iii) whether the principal exchange listing for the issuer’s securities or the issuer’s headquarters is in a developing market. As of the date of this prospectus, the fund’s subadviser expects the fund to have significant investments in China, Brazil, India, Indonesia,Taiwan and South Korea. The particular countries in which the fund is invested may change over time.

Equity securities in which the fund invests include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Additionally, the fund may invest in certain eligible Chinese securities (“China A Shares”) listed and traded on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The fund expects to access China A Shares through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (each a “Stock Connect”), as applicable. Equity-linked instruments are designed to perform generally the same as a specified stock index or “basket” of stocks, or a single stock. As of the date of this prospectus the equity-linked instruments in which the fund is expected to invest are participatory notes (“P-notes”). P-notes are equity-linked instruments used by investors to obtain exposure to non-U.S. equity investments without trading directly in the local market.

The fund may invest in companies of all market capitalizations. The subadviser does not use allocation models to restrict the fund’s investments to certain regions, countries or industries within the universe of developing market companies. Generally, the fund invests in approximately 30-60 securities at any given time. The fund seeks to dispose of holdings that, among other things, are the subject of negative developments individually or as an industry, or as necessary to provide funding for new holdings the subadviser deems more attractive. The fund is non-diversified under federal securities laws.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of developing markets companies.
Virtus KAR Emerging Markets Small-Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund pursues capital appreciation in emerging markets small-cap equities. The fund invests in a select group of small-cap companies believed by the subadviser to be undervalued relative to their future market growth potential. The investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.

Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries. The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining “location” of an issuer, the subadviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded and country in which the greatest percentage of company revenue or profit is generated. This evaluation is conducted so as to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country. Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The subadviser does not use allocation models to restrict the fund’s investments to certain regions, countries or industries. Generally, the fund invests in approximately 30-60 securities at any given time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in equity or equity-linked securities of small capitalization companies located in emerging markets countries.
Virtus KAR International Small-Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.S. small- and mid-capitalization companies. As of the date of this Prospectus, the fund’s subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the MSCI All Country World ex U.S. SMID Cap Index on a rolling three-year basis. As of September 30, 2025, the total market capitalization range of companies included in the MSCI All Country World ex U.S. SMID Cap Index over the past three years was $0 to $29.1 billion. The fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. In determining whether an issuer is economically tied to a non-U.S. country, the subadviser primarily considers: (i) whether at least 50% of the issuer’s revenues or profits are attributable to goods produced or sold, investments made, or services performed in, a non-U.S. country; (ii) whether the issuer has at least 50% of its assets in a non-U.S. country; and (iii) whether the principal exchange listing for the issuer’s securities or the issuer’s headquarters is in a non-U.S. country.

Equity securities in which the fund invests include common stocks, preferred stocks and American Depositary Receipts (ADRs). The fund may invest in emerging markets issuers. Generally, the fund invests in approximately 30-60 securities at any given time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of non-U.
Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to generate high total return from both current income and capital appreciation by investing primarily in intermediate-term debt securities across 14 fixed income sectors.

The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

▪ Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization; and

▪ High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

At least 80% of the fund’s assets will be invested in investment-grade securities, which are securities rated, at the time of investment, within the four highest rating categories of a nationally recognized statistical rating organization, or if unrated, those that the subadviser determines are of comparable quality. For purposes of the fund’s policies to invest at least 80% of its assets in fixed income debt obligations and in investment-grade securities, indirect exposure to fixed income debt obligations and/or investment-grade securities through investment in mutual funds and exchange-traded funds (ETFs) that invest in such assets will be considered to be investments by the fund in fixed income debt obligations and/or investment-grade securities as applicable. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser. The fund may invest up to 20% of its total assets in securities rated below investment grade at time of purchase. The fund may continue to hold securities whose credit quality falls below investment grade.

The fund may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following: Securities issued or guaranteed as to principal and interest by the U.
Virtus Newfleet High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is appropriate for investors seeking diversification and the potential rewards associated with investing in high-yield fixed income securities (also known as “junk bonds”). High-yield fixed income securities are those that are rated below investment grade. The subadviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The fund will generally overweight those sectors and industries where the subadviser identifies well-valued companies whose business profiles are viewed to be improving. The subadviser attempts to maintain the duration of the fund at a level similar to that of its style benchmark, the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index. Under normal circumstances, the fund invests at least 80% of its assets in high yield fixed income securities. The fund invests primarily in U.S. securities but may invest in foreign securities including those in emerging markets. The fund may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in high yield fixed income securities.
Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in higher quality, more liquid securities across 14 fixed income sectors. Duration represents the interest rate sensitivity of a fixed income fund. The fund seeks to achieve its objective by applying a time-tested approach of active sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets.

Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities;

▪ Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

▪ Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

▪ High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

For purposes of this policy, indirect exposure to fixed income debt obligations through investment in mutual funds and exchange-traded funds (ETFs) that invest in such assets will be considered to be investments by the fund in fixed income debt obligations. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

The fund may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in fixed income debt obligations of various types of issuers, to include some or all of the following: Securities issued or guaranteed as to principal and interest by the U.
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to generate high current income and total return while preserving capital by applying extensive credit research and a time-tested approach designed to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in an effort to increase return potential and reduce risk.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers. For purposes of this policy, indirect exposure to bonds through investment in mutual funds and exchange-traded funds (ETFs) that invest in bonds will be considered to be investments by the fund in bonds. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average duration of between three and 10 years and that are in one of the following market sectors:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets;

▪ Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

▪ High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.

The fund may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are debt securities of various types of issuers.
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks current income with an emphasis on maintaining low volatility and overall short duration by investing primarily in higher quality, more liquid securities across 14 bond market sectors. The fund utilizes a value-oriented, research driven approach that seeks to strategically overweight undervalued sectors while applying strict risk controls.

Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers. For purposes of this policy, indirect exposure to bonds through investment in mutual funds and exchange-traded funds (ETFs) that invest in bonds will be considered to be investments by the fund in bonds. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser. The fund seeks to achieve its objective by investing in a diversified portfolio of primarily short-term fixed income securities having an expected dollar-weighted average duration of three years or less and that are in one of the following market sectors:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities;

▪ Debt securities issued by foreign issuers, including foreign governments and their political subdivisions, and issuers located in emerging markets;

▪ Investment-grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities; and

▪ High-yield/high-risk debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate).

The fund may invest in all or some of these sectors.

The fund may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in bonds, which are fixed income debt obligations of various types of issuers.
Virtus Newfleet Senior Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund offers the potential for attractive total return and income by investing primarily in non-investment grade bank loans with a focus on higher quality companies within a rating tier. Using extensive credit and company analysis and monitoring, the subadviser looks for those securities with strong total return potential while maintaining an emphasis on managing risk.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of senior floating rate loans (“Senior Loans”), including both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The fund may invest up to 15% of total assets in U.S. and non-U.S. dollar denominated foreign securities and foreign Senior Loans, including Yankee bonds. The fund may purchase derivative instruments, including, but not limited to, options, futures contracts, currency forwards, credit-linked notes, and swaps.

The fund may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes.

Virtus Seix Tax-Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to generate current income exempt from federal income taxes by investing in a diversified portfolio with municipal bonds of varying maturities. The management team focuses on higher quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure; however, the fund may invest up to 20% of its net assets in below investment grade tax-exempt municipal bonds. Below investment grade tax-exempt municipal bonds are considered high-yield/high-risk fixed income securities (so-called “junk bonds”).

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income taxes. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these taxable investments may be subject to federal, state, and local taxes.

Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the fund’s requirement to invest 80% of its assets in emerging markets countries. Equity-linked instruments in which the Fund invests include common equity securities (including initial public offerings and secondary offerings), preferred stocks, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and exchange-traded funds. SGA generally considers emerging markets countries to be those included in the MSCI Emerging Markets Index. As of the date of this prospectus, SGA considers issuers to be “located in” emerging markets if an issuer: (i) is organized in emerging markets, (ii) is headquartered in emerging markets, or (iii) has “significant exposure” to emerging markets. SGA considers an issuer as having “significant exposure” to emerging markets if it derives at least 50% of its revenue from emerging markets countries.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. SGA seeks to identify and invest in companies that they believe offer long-term predictable growth in revenues, earnings, and cash flows, and companies that demonstrate the following characteristics: pricing power, recurring revenues, growth opportunity, financial strength, and management strength. SGA seeks to invest in companies that they believe provide the best 3–5-year investment opportunities based on a combination of the conviction they have in the underlying business fundamentals and their current valuation opportunities. To the extent consistent with the fund’s investment objective and strategies, the subadviser will consider as an element of its investment research and decision-making processes for the fund any environmental, social and/or governance (“ESG”) factors that the subadviser believes may influence risks and opportunities of companies under consideration. However, the pursuit of ESG-related goals is not the fund’s investment objective, nor one of its investment strategies. Therefore, ESG factors by themselves are not expected to determine investment decisions for the fund. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries (but no fewer than three countries). From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries and one or a few regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its assets in equity securities or equity-linked instruments of issuers located in emerging markets countries; such issuers may be of any capitalization.